NET LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Loss per share:-
SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. The following table sets forth the computation of basic and diluted net loss per share for the years ended March 31, 2024, 2025 and 2026:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Net loss attributable to ordinary shareholders	$(5,840,256)	$(27,773,099)	$(27,319,616)	$(3,502,515)

Weighted average ordinary shares outstanding – Basic and diluted*	8,138,580	13,634,620	51,608,407	51,608,407

Net loss per share – Basic and diluted	$(0.72)	$(2.04)	$(0.53)	$(0.07)

*	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).